Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 162,435	$ 76,920	$ 393,760	$ 205,422	$ 298,423	$ 94,308
Expenses
Operating expenses	64,767	29,504	154,923	77,167	113,184	41,970
General and administrative	6,588	2,023	15,210	6,163	8,624	4,523	$ 1,745
Management fees	17,653	5,018	36,364	13,560	19,423	5,469
Performance participation allocation	79,552	0	111,934	46	15,061	10,366
Depreciation and amortization	82,453	38,543	197,934	107,993	155,864	38,896
Total expenses	251,013	75,088	516,365	204,929	312,156	101,224	1,745
Other income (expense)
Loss from unconsolidated real estate ventures	(447)	(666)	(448)	(887)	(1,462)	175
Income (loss) from investments in real estate debt	19,268	11,068	37,898	(27)	7,206	10,158
Interest expense	(38,887)	(22,539)	(88,994)	(65,448)	(88,918)	(25,311)
Other expense, net	(1,449)	(192)	(527)	(29)	(1,293)	916	52
Total other expense	(21,515)	(12,329)	(52,071)	(66,391)	(84,467)	(14,062)	52
Net loss	(110,093)	(10,497)	(174,676)	(65,898)	(98,200)	(20,978)	(1,693)
Net loss attributable to non-controlling interests in consolidated joint ventures	176	139	319	1,186	1,300	152
Net loss attributable to non-controlling interests in Operating Partnership	665	43	1,235	458	642
Net loss attributable to stockholders	$ (109,252)	$ (10,315)	$ (173,122)	$ (64,254)	$ (96,258)	$ (20,826)	$ (1,693)
Net loss per share of common stock, basic and diluted	$ (0.47)	$ (0.14)	$ (1.04)	$ (0.96)	$ (1.35)	$ (0.91)	$ (6.59)
Weighted-average shares of common stock outstanding, basic and diluted	231,623,633	74,215,048	166,052,567	66,696,838	71,502,374	23,032,351	256,787
Rental revenue
Revenues
Total revenues	$ 152,207	$ 71,896	$ 366,550	$ 186,688	$ 273,847	$ 51,790
Hotel revenue
Revenues
Total revenues	9,364	4,420	24,817	17,134	22,200	40,559
Other revenue
Revenues
Total revenues	864	604	2,393	1,600	2,376	1,959
Rental property operating
Expenses
Operating expenses	59,114	25,915	139,897	64,873	96,942	18,463
Hotel operating
Expenses
Operating expenses	$ 5,653	$ 3,589	$ 15,026	$ 12,294	$ 16,242	$ 23,507